Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accrued Liabilities and Other Liabilities [Abstract]
Deposits related to the Group staff apartment sales	[1]	¥ 3,290,500		¥ 3,290,500
Payables to third parties	[2]	2,679,350
Audit fee payable				958,550
Deposits		856,790		533,460
Interests payable		153,951		39,126
Leasehold improvement payables		50,000		314,694
Others		459,178		811,512
Total		¥ 7,489,769	$ 1,026,096	¥ 5,947,842

[1]	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.
[2]	Payables to third parties consisted of: (i) loans from third party for daily operational purposes which is non-interest bearing, unsecured and repayable on demand as of December 31, 2024, and (ii) miscellaneous fee collected on behalf of Hainan Advanced Technical School of Communications and insurance fees collected on behalf of the students as of December 31, 2024.